New Market Tax Credit Entities - Schedule of Impact of Consolidated VIE (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 Current assets	Dec. 31, 2012 Non-current assets	Dec. 31, 2012 Current liabilities	Dec. 31, 2012 Other non-current liabilities	Mar. 31, 2014 Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2013 Chase NMTC Verso Investment Fund, LLC	Mar. 31, 2014 Chase NMTC Verso Investment Fund, LLC Current assets	Dec. 31, 2013 Chase NMTC Verso Investment Fund, LLC Current assets	Mar. 31, 2014 Chase NMTC Verso Investment Fund, LLC Non-current assets	Dec. 31, 2013 Chase NMTC Verso Investment Fund, LLC Non-current assets	Mar. 31, 2014 Chase NMTC Verso Investment Fund, LLC Current liabilities	Dec. 31, 2013 Chase NMTC Verso Investment Fund, LLC Current liabilities	Mar. 31, 2014 Chase NMTC Verso Investment Fund, LLC Other non-current liabilities	Dec. 31, 2013 Chase NMTC Verso Investment Fund, LLC Other non-current liabilities	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC Current assets	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC Non-current assets	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC Current liabilities	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC Long-term debt	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC Other non-current liabilities	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC Current assets	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC Current assets	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC Non-current assets	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC Non-current assets	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC Current liabilities	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC Current liabilities	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC Long-term debt	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC Long-term debt	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC Other non-current liabilities	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC Other non-current liabilities
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	$ 109	$ 24	$ 85			$ 100	$ 100	$ 15	$ 15	$ 85	$ 85					$ 23,414	$ 24	$ 23,390				$ 23,405	$ 23,405	$ 15	$ 15	$ 23,390	$ 23,390
Variable interest entity, consolidated liabilities	$ 7,946			$ 23	$ 7,923	$ 7,938	$ 7,938					$ 15	$ 15	$ 7,923	$ 7,923	$ 31,377			$ 149	$ 23,305	$ 7,923	$ 31,369	$ 31,369					$ 141	$ 141	$ 23,305	$ 23,305	$ 7,923	$ 7,923